Basis of Presentation and General Information (Details)		12 Months Ended
	Jan. 08, 2016	Dec. 31, 2016
Basis of Presentation and General Information [Abstract]
Country of incorporation		Republic of the Marshall Islands
Date of incorporation		Jan. 04, 2008
Reverse stock split ratio	0.2